Insurance Contracts_The Maximum Exposures To Insurance Price Risk(Details - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Life insurance
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 21,423	₩ 21,816
After reinsurance mitigation	₩ 8,624	₩ 14,681
Average Ratios Of Insurance Claims Paid Per Risk Premium Received OnThe Basis Of Exposure Before Mitigation	67.60%	65.90%
Death
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	₩ 13,264	₩ 14,356
After reinsurance mitigation	6,758	10,279
Disability
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	858	1,331
After reinsurance mitigation	296	899
Hospitalization
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,287	1,233
After reinsurance mitigation	358	747
Operation and diagnosis
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	3,936	3,326
After reinsurance mitigation	1,031	1,977
Actual losses for medical expense
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,059	817
After reinsurance mitigation	85	403
Others
Details Of Maximum Exposureof Insurance Price Risk Line Items [Line Items]
Before reinsurance mitigation	1,019	753
After reinsurance mitigation	₩ 96	₩ 376